INTANGIBLE ASSETS AND GOODWILL (Tables)	2 Months Ended
Dec. 31, 2023
Intangible Assets And Goodwill
Schedule of intangible assets and goodwill

Indefinite lived intangible assets and goodwill	December 31, 2023	October 31, 2023	October 31, 2022
	$	$	$
Balance – beginning	725,668	725,668	399,338
Additions – grower licenses	-	-	326,330
Balance – ending	725,668	725,668	725,668